Eaton Vance
Global Small-Cap Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.1%
Security	Shares	Value
Australia — 3.2%
BlueScope Steel, Ltd.	4,094	$ 48,090
carsales.com, Ltd.	20,017	291,812
IGO, Ltd.	11,329	88,772
Northern Star Resources, Ltd.	11,843	65,085
OZ Minerals, Ltd.	2,815	37,595
Steadfast Group, Ltd.	43,986	164,905
WiseTech Global, Ltd.	5,636	199,597
		$ 895,856
Austria — 0.9%
ams-OSRAM AG(1)	9,295	$ 76,726
BAWAG Group AG(2)	3,619	167,088
		$ 243,814
Belgium — 0.9%
Azelis Group NV	12,020	$ 262,836
		$ 262,836
Canada — 4.1%
Agnico Eagle Mines, Ltd.	1,200	$ 51,597
ARC Resources, Ltd.	17,986	252,258
ATS Automation Tooling Systems, Inc.(1)	9,857	312,132
CAE, Inc.(1)	5,818	153,929
Granite Real Estate Investment Trust	2,189	138,087
Keyera Corp.	3,766	97,609
Killam Apartment Real Estate Investment Trust	8,778	123,319
Pan American Silver Corp.	1,831	37,262
		$ 1,166,193
France — 0.1%
Rubis SCA	1,580	$ 38,617
		$ 38,617
Ireland — 0.8%
Jazz Pharmaceuticals PLC(1)	1,415	$ 220,825
		$ 220,825
Italy — 2.7%
Amplifon SpA	3,404	$ 112,564
BFF Bank SpA(2)	18,708	131,441
DiaSorin SpA	1,226	170,466
FinecoBank Banca Fineco SpA	10,689	132,843
Security	Shares	Value
Italy (continued)
MARR SpA	10,081	$ 139,521
Moncler SpA	1,857	93,089
		$ 779,924
Japan — 10.3%
As One Corp.	4,075	$ 193,347
Asahi Intecc Co., Ltd.	7,329	135,587
Chiba Bank, Ltd. (The)	13,063	72,458
Cosmos Pharmaceutical Corp.	2,130	229,001
Fukuoka Financial Group, Inc.	4,297	76,163
Goldwin, Inc.	3,244	202,396
JMDC, Inc.	2,846	141,622
Kose Corp.	1,484	132,464
Kuraray Co., Ltd.	16,124	129,783
Kyoritsu Maintenance Co., Ltd.	4,296	165,470
LaSalle Logiport REIT	108	142,336
Lion Corp.	10,742	123,677
Mitsubishi Research Institute, Inc.	6,335	209,291
Miura Co., Ltd.	9,309	224,427
Nihon M&A Center Holdings, Inc.	14,470	193,638
Nomura Co., Ltd.	10,383	68,914
Sanwa Holdings Corp.	23,090	249,433
Sumco Corp.	8,834	123,612
Yamaha Corp.	2,643	112,735
		$ 2,926,354
Luxembourg — 0.1%
APERAM S.A.	1,101	$ 35,897
		$ 35,897
Netherlands — 2.6%
Aalberts NV	4,749	$ 203,523
BE Semiconductor Industries NV	1,914	102,747
Euronext NV(2)	1,763	143,647
IMCD NV	1,724	276,096
		$ 726,013
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	8,208	$ 109,763
		$ 109,763
Norway — 0.8%
Entra ASA(2)	7,712	$ 108,604

Eaton Vance
Global Small-Cap Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
SmartCraft ASA(1)	49,381	$ 94,472
TGS ASA	2,010	29,835
		$ 232,911
Singapore — 0.4%
Daiwa House Logistics Trust(1)	221,988	$ 114,857
		$ 114,857
Spain — 0.3%
Inmobiliaria Colonial Socimi S.A.	11,600	$ 76,855
		$ 76,855
Sweden — 1.2%
Boliden AB	1,812	$ 60,555
Sdiptech AB, Class B(1)	9,857	274,851
		$ 335,406
Switzerland — 0.6%
Galenica AG(2)	2,267	$ 179,479
		$ 179,479
United Kingdom — 9.9%
Abcam PLC(1)	8,094	$ 120,964
Allfunds Group PLC	19,770	166,829
Capital & Counties Properties PLC	61,342	111,130
Capricorn Energy PLC(1)	17,448	46,786
Cranswick PLC	3,817	155,633
Dechra Pharmaceuticals PLC	3,059	137,663
Diploma PLC	8,433	283,201
DiscoverIE Group PLC	24,297	225,136
Dr. Martens PLC	40,838	129,651
Games Workshop Group PLC	2,075	196,384
Greggs PLC	4,982	124,212
JTC PLC(2)	23,228	211,223
RWS Holdings PLC	62,677	292,810
St. James's Place PLC	7,635	114,686
Volution Group PLC	45,979	235,184
Watches of Switzerland Group PLC(1)(2)	12,730	137,997
Wise PLC, Class A(1)	18,270	105,143
		$ 2,794,632
United States — 60.8%
AAON, Inc.	4,469	$ 268,900
ACI Worldwide, Inc.(1)	5,244	149,611
Addus HomeCare Corp.(1)	1,420	131,790
Agiliti, Inc.(1)	15,052	329,488
Security	Shares	Value
United States (continued)
Alliant Energy Corp.	3,402	$ 207,284
Altair Engineering, Inc., Class A(1)	5,891	347,039
Ambarella, Inc.(1)	526	45,525
Amedisys, Inc.(1)	604	72,389
AptarGroup, Inc.	2,132	229,744
Archaea Energy, Inc.(1)	2,351	38,509
Autoliv, Inc.	2,295	197,370
AZEK Co., Inc. (The)(1)	14,747	304,968
Bright Horizons Family Solutions, Inc.(1)	913	85,521
Brunswick Corp.	1,148	91,978
Burlington Stores, Inc.(1)	496	70,000
CarGurus, Inc.(1)	10,719	260,365
CBIZ, Inc.(1)	9,913	452,231
Ceridian HCM Holding, Inc.(1)	1,745	95,574
Chart Industries, Inc.(1)	1,063	207,381
Chemed Corp.	714	343,498
Clearwater Analytics Holdings, Inc., Class A(1)	7,441	95,096
CMS Energy Corp.	2,987	205,297
Cohen & Steers, Inc.	1,580	116,430
Commerce Bancshares, Inc.	4,878	338,972
Cooper Cos., Inc. (The)	418	136,686
Core & Main, Inc., Class A(1)	10,325	249,245
CubeSmart	5,196	238,341
CVB Financial Corp.	7,100	189,357
Dana, Inc.	11,363	190,444
Dorman Products, Inc.(1)	3,563	360,184
EastGroup Properties, Inc.	1,763	300,662
Envestnet, Inc.(1)	3,737	217,755
Envista Holdings Corp.(1)	7,706	313,249
Equity LifeStyle Properties, Inc.	3,303	242,837
Euronet Worldwide, Inc.(1)	1,163	114,288
F5, Inc.(1)	1,897	317,482
Fair Isaac Corp.(1)	640	295,699
Five Below, Inc.(1)	1,247	158,456
Floor & Decor Holdings, Inc., Class A(1)	972	78,314
Generac Holdings, Inc.(1)	355	95,247
Graco, Inc.	4,313	289,661
Harley-Davidson, Inc.	3,187	120,500
Hayward Holdings, Inc.(1)	9,760	113,899
Herc Holdings, Inc.	2,343	290,579
Hexcel Corp.	4,731	286,273
ICU Medical, Inc.(1)	605	107,188
Landstar System, Inc.	1,231	192,750
M&T Bank Corp.	2,098	372,290
MarketAxess Holdings, Inc.	628	170,050
Middleby Corp.(1)	2,368	342,626

Eaton Vance
Global Small-Cap Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
MillerKnoll, Inc.	10,877	$ 327,506
National Instruments Corp.	5,673	215,574
National Vision Holdings, Inc.(1)	3,420	99,659
nCino, Inc.(1)	4,174	134,778
Neurocrine Biosciences, Inc.(1)	2,148	202,191
Performance Food Group Co.(1)	10,728	533,289
PolyPeptide Group AG(2)	2,220	105,352
Quaker Houghton	1,318	213,793
R1 RCM, Inc.(1)	17,002	425,050
Rexford Industrial Realty, Inc.	3,782	247,381
RLI Corp.	2,937	323,011
Ryan Specialty Holdings, Inc., Class A(1)	8,569	370,524
Selective Insurance Group, Inc.	3,892	303,031
Silicon Laboratories, Inc.(1)	1,151	169,749
SouthState Corp.	3,932	333,316
Stifel Financial Corp.	826	49,403
STORE Capital Corp.	7,283	211,353
Tandem Diabetes Care, Inc.(1)	1,663	110,107
Teleflex, Inc.	1,101	264,746
Terminix Global Holdings, Inc.(1)	6,904	308,609
Texas Roadhouse, Inc.	1,871	163,189
Tradeweb Markets, Inc., Class A	2,610	184,057
Valvoline, Inc.	12,369	398,529
Visteon Corp.(1)	1,919	244,826
W.R. Berkley Corp.	4,649	290,702
Wintrust Financial Corp.	1,852	159,346
Woodward, Inc.	1,700	177,990
Wyndham Hotels & Resorts, Inc.	2,970	206,148
		$17,242,231
Total Common Stocks (identified cost $25,530,145)		$28,382,463

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(3)	55,831	$ 55,831
Total Short-Term Investments (identified cost $55,831)		$ 55,831
Total Investments — 100.3% (identified cost $25,585,976)		$28,438,294
Other Assets, Less Liabilities — (0.3)%		$ (95,729)
Net Assets — 100.0%		$28,342,565
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $1,184,831 or 4.2% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	24.2%	$6,855,366
Financials	16.2	4,581,772
Health Care	14.3	4,064,014
Consumer Discretionary	12.5	3,537,132
Information Technology	11.0	3,109,758
Real Estate	7.3	2,055,762
Materials	4.9	1,396,702
Consumer Staples	4.6	1,313,585
Communication Services	1.9	552,177
Energy	1.6	464,997
Utilities	1.6	451,198
Short-Term Investments	0.2	55,831
Total Investments	100.3%	$28,438,294

Eaton Vance
Global Small-Cap Equity Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at July 31, 2022.
Affiliated Investments
At July 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $55,831, which represents 0.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$651,529	$3,154,751	$(3,806,291)	$11	$ —	$ —	$74	—
Liquidity Fund	—	866,771	(810,940)	—	—	55,831	300	55,831
Total				$11	$ —	$55,831	$374
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ —	$4,046,830	$ —	$ 4,046,830
Developed Europe	220,825	5,706,384	—	5,927,209
North America	18,303,072	105,352	—	18,408,424
Total Common Stocks	$18,523,897	$9,858,566*	$ —	$28,382,463
Short-Term Investments	$ 55,831	$ —	$ —	$ 55,831
Total Investments	$18,579,728	$9,858,566	$ —	$28,438,294
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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